Long-term investments - Investments accounted for at fair value (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥) item	Aug. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity method investments
Cost Basis			¥ 68,970	¥ 68,970
Gross Unrealized Gains			1,067
Gross Unrealized Losses			(11,646)	(2,500)
Net cash received upon disposal of a subsidiary			85
Gain (Loss) on Disposition of Stock in Subsidiary			3,366	38,019
Fair value			58,391	66,470
Share of (loss)/income from equity method investments			523	(51)	¥ 5,473
Gain arising from such investment and disposal			(700)
Equity In Previously Wholly Owned Subsidiary | Disposal Group, Not Discontinued Operations
Equity method investments
Percentage Of Ownership Interest Transferred		51.00%
Net cash received upon disposal of a subsidiary		¥ 5,100
Gain (Loss) on Disposition of Stock in Subsidiary		3,400
Long-term investment income/(loss), net
Equity method investments
Loss from change in fair value			8,100	2,500
Hangzhou Jialin
Equity method investments
Cost Basis			40,000	40,000
Gross Unrealized Gains			964
Fair value			40,964	40,000
Company A
Equity method investments
Cost Basis			5,000	5,000
Gross Unrealized Losses			(2,537)
Fair value			2,463	5,000
Company B
Equity method investments
Cost Basis			10,000	10,000
Gross Unrealized Losses			(6,342)
Fair value			3,658	10,000
Company C
Equity method investments
Cost Basis			8,470	8,470
Gross Unrealized Gains			103
Fair value			8,573	8,470
Others
Equity method investments
Cost Basis			5,500	5,500
Gross Unrealized Losses			(2,767)	(2,500)
Fair value			2,733	3,000
36Kr Global Holding (HK) Limited
Equity method investments
Share of (loss)/income from equity method investments			500	100	¥ 5,500
Hangzhou Jialin
Equity method investments
Percentage of investment held	7.273%
Number of investors | item	1
Percentage of equity interest transferred as consideration for investment	100
Fair value of equity interests	¥ 40,000
Gain arising from such investment and disposal	¥ 38,000		1,000	0
Equity investments accounted for at fair value			¥ 41,000	¥ 40,000
Equity In Previously Wholly Owned Subsidiary
Equity method investments
Carrying value of equity method investments		¥ 4,900
Percentage of investment held		49.00%